Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents		$ 1,678,970	$ 748,099
Advanced to suppliers		718	2,941
Accounts receivables, net		870,042	47,753
Prepaid expenses and other current assets		665,027	539,531
Inventories, net		262,668	600,876
Total current assets		3,839,557	1,955,795
Non-current assets:
Property and equipment, net		3,202,011	3,599,546
Intangible assets, net		2,037,043	2,362,417
Right-of-use assets		1,419,323	547,214
Deferred tax assets		484,945	502,965
Total non-current assets		7,143,322	7,012,142
TOTAL ASSETS		10,982,879	8,967,937
Current liabilities:
Accounts payables		496,481	430,510
Contract liabilities		51,253	3,776,879
Accrued expenses and other current liabilities		1,005,672	2,663,779
Operating lease liabilities - current		529,395	190,023
Total current liabilities		3,382,259	7,074,203
Non-current liabilities:
Contract liabilities			1,376,046
Long-term loans		1,395,946	1,376,046
Operating lease liabilities - non-current		974,191	335,241
Other non-current liabilities		1,066,282	1,025,051
Total non-current liabilities		6,479,184	6,472,531
TOTAL LIABILITIES		9,861,443	13,546,734
Shareholders’ equity/(deficit):
Ordinary shares (par value of US$0.0001 per share; 500,000,000 ordinary shares authorized, 86,972,928 and 50,000,000 ordinary shares issued and outstanding as of June 30, 2025 and 2024, respectively) *	[1]	8,697	5,708
Additional paid-in capital		37,235,743
Accumulated deficit		(37,428,238)	(4,898,117)
Accumulated other comprehensive income		357,230	313,612
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity/(deficit)		173,432	(4,578,797)
Non-controlling interests		948,004
TOTAL SHAREHOLDERS’ EQUITY/(DEFICIT)		1,121,436	(4,578,797)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)		10,982,879	8,967,937
Related Party
Current assets:
Amount due from related parties		362,132	16,595
Current liabilities:
Amounts due to related parties		1,299,458	13,012
Non-current liabilities:
Amounts due to a related party, non-current		$ 3,042,765	$ 2,360,147

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.